Amount Due from/to Related Parties (Details) - Schedule of Due to Shareholders and Related Parties - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Amount Due from/to Related Parties (Details) - Schedule of Due to Shareholders and Related Parties [Line Items]
Due to shareholders	$ 1,097,497	$ 2,436,308
Edgard Maroun [Member]
Amount Due from/to Related Parties (Details) - Schedule of Due to Shareholders and Related Parties [Line Items]
Due to shareholders	606,816	232,429
Elias Habib [Member]
Amount Due from/to Related Parties (Details) - Schedule of Due to Shareholders and Related Parties [Line Items]
Due to shareholders	490,681	162,354
MBC FZ LLC [Member]
Amount Due from/to Related Parties (Details) - Schedule of Due to Shareholders and Related Parties [Line Items]
Due to shareholders		1,941,289
Maher Khawkhaji [Member]
Amount Due from/to Related Parties (Details) - Schedule of Due to Shareholders and Related Parties [Line Items]
Due to shareholders		$ 100,236